UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

American Customer Satisfaction Core Alpha ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.8%
	Consumer Discretionary - 22.0%
8,049	Abercrombie & Fitch Company - Class A	$140,294
1,614	Advance Auto Parts, Inc.	160,900
68,558	Ascena Retail Group, Inc. (a)	161,111
244	AutoZone, Inc. (a)	173,574
22,818	Barnes & Noble, Inc.	152,881
6,341	Bed Bath & Beyond, Inc.	139,439
2,200	Best Buy Company, Inc.	150,634
2,318	Big Lots, Inc.	130,156
8,071	Bloomin’ Brands, Inc.	172,235
3,609	Brinker International, Inc.	140,174
1,561	Burlington Stores, Inc. (a)	192,050
448	Chipotle Mexican Grill, Inc. (a)	129,485
1,321	Choice Hotels International, Inc.	102,510
212	Comcast Corporation - Class A	8,491
2,823	Cracker Barrel Old Country Store, Inc.	448,546
1,675	Darden Restaurants, Inc.	160,833
7,987	Denny’s Corporation (a)	105,748
5,661	Dick’s Sporting Goods, Inc.	162,697
8,008	Dillard’s, Inc. - Class A	480,880
463	DISH Network Corporation - Class A (a)	22,108
1,593	Dollar General Corporation	148,165
1,556	Dollar Tree, Inc. (a)	166,974
652	Domino’s Pizza, Inc.	123,202
2,394	Dunkin’ Brands Group, Inc.	154,341
2,560	Expedia, Inc.	306,611
23,657	Ford Motor Company	295,476
7,660	GameStop Corporation - Class A	137,497
9,552	Gannett Company, Inc.	110,708
5,146	Gap, Inc.	175,273
3,768	General Motors Company	154,450
5,951	Hanesbrands, Inc.	124,435
5,670	Hilton Worldwide Holdings, Inc.	452,806
917	Home Depot, Inc.	173,799
2,446	Hyatt Hotels Corporation - Class A (a)	179,879
47,085	J.C. Penney Company, Inc. (a)	148,789
995	Jack in the Box, Inc.	97,619
3,324	Kohl’s Corporation	180,261
3,876	L Brands, Inc.	233,413
5,511	La Quinta Holdings, Inc. (a)	101,733
1,736	Lowe’s Companies, Inc.	161,344
6,968	Macy’s, Inc.	175,524
1,314	Marriott International, Inc. - Class A	178,349
235	McDonald’s Corporation	40,448
720	Netflix, Inc. (a)	138,211
4,245	New York Times Company - Class A	78,533
2,586	NIKE, Inc. - Class B	161,754
3,543	Nordstrom, Inc.	167,867
36,851	Office Depot, Inc.	130,453
4,632	Overstock.com, Inc. (a)	295,985
2,387	Papa John’s International, Inc.	133,935
63	Priceline Group, Inc. (a)	109,478
1,271	Red Robin Gourmet Burgers, Inc. (a)	71,684
1,755	Ross Stores, Inc.	140,839
44,876	Sears Holdings Corporation (a)	160,656
2,156	Starbucks Corporation	123,819
2,296	Target Corporation	149,814
3,431	Texas Roadhouse, Inc.	180,745

2,031	TJX Companies, Inc.	155,290
2,336	V.F. Corporation	172,864
6,870	Wendy’s Company	112,805
905	Whirlpool Corporation	152,619
543	Wyndham Worldwide Corporation	62,917
1,495	Yum! Brands, Inc.	122,007
		10,178,117
	Consumer Staples - 13.7%
3,249	Campbell Soup Company	156,309
4,848	Clorox Company	721,092
14,706	Coca-Cola Company	674,711
2,497	Colgate-Palmolive Company	188,399
6,960	Conagra Brands, Inc.	262,183
3,740	Costco Wholesale Corporation	696,089
117	CVS Health Corporation	8,482
2,601	Dr Pepper Snapple Group, Inc.	252,453
4,667	General Mills, Inc.	276,706
6,551	Hershey Company	743,604
3,113	Kellogg Company	211,622
3,065	Kraft Heinz Company	238,334
7,150	Kroger Company	196,267
7,524	Molson Coors Brewing Company - Class B	617,495
4,848	PepsiCo, Inc.	581,372
2,611	Procter & Gamble Company	239,899
35,347	Rite Aid Corporation (a)	69,634
437	SUPERVALU, Inc. (a)	9,439
2,109	Tyson Foods, Inc. - Class A	170,977
127	Walgreens Boots Alliance, Inc.	9,223
101	Wal-Mart Stores, Inc.	9,974
		6,334,264
	Financials - 15.1%
2,940	Allstate Corporation	307,847
7,364	Bank of America Corporation	217,385
7,623	BB&T Corporation	379,016
4,219	Capital One Financial Corporation	420,128
7,940	Charles Schwab Corporation	407,878
8,999	Citigroup, Inc.	669,616
5,249	Citizens Financial Group, Inc.	220,353
6,900	E*TRADE Financial Corporation (a)	342,033
5,023	Fifth Third Bancorp	152,398
3,162	JP Morgan Chase & Company	338,144
4,764	KeyCorp	96,090
1,883	Lincoln National Corporation	144,746
3,708	MetLife, Inc.	187,476
1,840	PNC Financial Services Group, Inc.	265,494
379	Primerica, Inc.	38,487
5,111	Progressive Corporation	287,852
2,282	Prudential Financial, Inc.	262,384
43,743	Regions Financial Corporation	755,879
5,979	SunTrust Banks, Inc.	386,184
6,693	TD Ameritrade Holding Corporation	342,213
2,839	Travelers Companies, Inc.	385,082
6,634	US Bancorp	355,450
600	Wells Fargo & Company	36,402
		6,998,537
	Health Care - 5.7%
2,233	Aetna, Inc.	402,811
1,590	Anthem, Inc.	357,766
3,432	Humana, Inc.	851,376
4,749	Johnson & Johnson	663,530
1,557	UnitedHealth Group, Inc.	343,256
		2,618,739

	Industrials - 7.3%
3,400	Alaska Air Group, Inc.	249,934
1,045	Allegiant Travel Company	161,714
4,633	American Airlines Group, Inc.	241,055
4,501	Delta Air Lines, Inc.	252,056
2,779	FedEx Corporation	693,472
14,969	General Electric Company	261,209
30,600	JetBlue Airways Corporation (a)	683,604
5,404	Southwest Airlines Company	353,692
149	Spirit Airlines, Inc. (a)	6,683
1,974	United Continental Holdings, Inc. (a)	133,047
2,821	United Parcel Service, Inc. - Class B	336,122
		3,372,588
	Information Technology - 14.6%
1,089	Alphabet, Inc. - Class C (a)	1,139,530
1,695	Amazon.com, Inc. (a)	1,982,252
9,523	Apple, Inc.	1,611,577
27,445	eBay, Inc. (a)	1,035,774
890	Facebook, Inc. - Class A (a)	157,049
32,843	HP, Inc.	690,031
850	IAC/InterActiveCorp (a)	103,938
151	Microsoft Corporation	12,917
757	Twitter, Inc. (a)	18,176
		6,751,244
	Telecommunication Services - 7.5%
7,414	Altice USA, Inc. - Class A (a)	157,399
7,658	AT&T, Inc.	297,743
4,179	CenturyLink, Inc.	69,706
614	Frontier Communications Corporation	4,151
4,822	Motorola Solutions, Inc.	435,619
49,902	Sprint Corporation (a)	293,923
5,812	T-Mobile US, Inc. (a)	369,120
10,272	United States Cellular Corporation (a)	386,535
7,994	Verizon Communications, Inc.	423,122
95,670	Vonage Holdings Corporation (a)	972,964
22,237	Windstream Holdings, Inc.	41,139
		3,451,421
	Utilities - 11.9%
4,415	Ameren Corporation	260,441
2,374	American Electric Power Company, Inc.	174,655
8,348	Atmos Energy Corporation	717,010
13,605	CenterPoint Energy, Inc.	385,838
1,560	CMS Energy Corporation	73,788
4,198	Consolidated Edison, Inc.	356,620
2,653	Dominion Energy, Inc.	215,052
1,474	DTE Energy Company	161,344
2,131	Duke Energy Corporation	179,238
3,770	Edison International	238,415
2,697	Entergy Corporation	219,509
1,335	Eversource Energy	84,345
927	Exelon Corporation	36,533
8,090	FirstEnergy Corporation	247,716
1,460	NextEra Energy, Inc.	228,037
11,743	NiSource, Inc.	301,443
1,214	PG&E Corporation	54,424
6,928	PPL Corporation	214,422
2,617	Public Service Enterprise Group, Inc.	134,775
3,878	Sempra Energy	414,636
6,147	Southern Company	295,609
4,067	WEC Energy Group, Inc.	270,171
4,519	Xcel Energy, Inc.	217,409
		5,481,430
	TOTAL COMMON STOCKS (Cost $40,696,607)	45,186,340

	EXCHANGE TRADED FUNDS - 2.1%
	Energy - 1.1%
3,447	Energy Select Sector SPDR ETF		249,080
5,889	iShares U.S. Energy ETF		233,499
			482,579
	Materials - 1.0%
2,236	iShares U.S. Basic Materials ETF		228,519
4,042	Materials Select Sector SPDR ETF		244,663
			473,182
	TOTAL EXCHANGE TRADED FUNDS (Cost $852,489)		955,761

	SHORT-TERM INVESTMENTS - 0.5%
257,733	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.15% *		257,733
	TOTAL SHORT-TERM INVESTMENTS (Cost $257,733)		257,733
	TOTAL INVESTMENTS - 100.4% (Cost $41,806,829)		46,399,834
	Liabilities in Excess of Other Assets - (0.4)%		(205,286)
	NET ASSETS - 100.0%		$46,194,548

	Percentages are stated as a percent of net assets.

	(a) Non-income producing security
	* Rate shown is the annualized seven-day yield as of December 31, 2017.

	The cost basis of investments for federal income tax purposes at December 31, 2017 is as follows+:
	Cost of investments	$41,806,829
	Gross unrealized appreciation	5,724,903
	Gross unrealized depreciation	(1,131,898)
	Net unrealized appreciation	$4,593,005

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Brand Value ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Consumer Discretionary - 39.5%
5,768	Barnes & Noble, Inc.	$38,645
1,561	Bed Bath & Beyond, Inc.	34,326
945	Big Lots, Inc.	53,062
720	CBS Corporation - Class B	42,480
1,157	Comcast Corporation - Class A	46,338
4,134	Denny’s Corporation (a)	54,734
1,250	Dick’s Sporting Goods, Inc.	35,925
1,001	Foot Locker, Inc.	46,927
4,204	Ford Motor Company	52,508
1,975	Gap, Inc.	67,268
8,710	J.C. Penney Company, Inc. (a)	27,524
1,142	Kohl’s Corporation	61,931
1,976	Macy’s, Inc.	49,775
2,333	Mattel, Inc.	35,882
883	Newell Brands, Inc.	27,285
803	NIKE, Inc. - Class B	50,228
624	Ralph Lauren Corporation	64,702
992	Tapestry, Inc.	43,876
827	Target Corporation	53,962
431	Walt Disney Company	46,337
		933,715
	Consumer Staples - 31.0%
883	Campbell Soup Company	42,481
354	Clorox Company	52,654
1,019	Coca-Cola Company	46,752
647	Colgate-Palmolive Company	48,816
299	Costco Wholesale Corporation	55,650
583	CVS Health Corporation	42,267
517	Dr Pepper Snapple Group, Inc.	50,180
842	General Mills, Inc.	49,922
387	JM Smucker Company	48,081
687	Kellogg Company	46,702
407	PepsiCo, Inc.	48,807
520	Procter & Gamble Company	47,778
2,400	Revlon, Inc. - Class A (a)	52,320
21,168	Rite Aid Corporation (a)	41,701
593	Wal-Mart Stores, Inc.	58,559
		732,670
	Energy - 2.1%
592	Exxon Mobil Corporation	49,515

	Health Care - 6.4%
823	Bristol-Myers Squibb Company	50,433
357	Johnson & Johnson	49,880
1,425	Pfizer, Inc.	51,613
		151,926
	Industrials - 8.1%
1,851	General Electric Company	32,300
161	Lockheed Martin Corporation	51,689
337	Stanley Black & Decker, Inc.	57,186
400	United Technologies Corporation	51,028
		192,203
	Information Technology - 8.5%
1,322	Intel Corporation	61,024
328	International Business Machines Corporation	50,322
2,371	Western Union Company	45,073
1,526	Xerox Corporation	44,483
		200,902
	Telecommunications Services - 4.2%
1,212	AT&T, Inc.	47,122
971	Verizon Communications, Inc.	51,395
		98,517
	TOTAL COMMON STOCKS (Cost $2,244,581)	2,359,448

	SHORT-TERM INVESTMENTS - 0.3%
6,842	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.15% *		6,842
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,842)		6,842
	TOTAL INVESTMENTS - 100.1% (Cost $2,251,423)		2,366,290
	Liabilities in Excess of Other Assets - (0.1)%		(3,607)
	NET ASSETS - 100.0%		$2,362,683

	Percentages are stated as a percent of net assets.

	(a) Non-income producing security
	* Rate shown is the annualized seven-day yield as of December 31, 2017.
	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

	The cost basis of investments for federal income tax purposes at December 31, 2017 is as follows+:
	Cost of investments	$2,251,423
	Gross unrealized appreciation	187,077
	Gross unrealized depreciation	(72,210)
	Net unrealized appreciation	$114,867

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Reverse Cap Weighted U.S. Large Cap ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Consumer Discretionary - 22.2%
70	Advance Auto Parts, Inc.	$6,978
27	Aptiv PLC (a)	2,290
4	AutoZone, Inc. (a)	2,845
50	Best Buy Company, Inc.	3,424
91	BorgWarner, Inc.	4,649
62	CarMax, Inc. (a)	3,976
28	Carnival Corporation	1,858
43	CBS Corporation - Class B	2,537
3	Charter Communications, Inc. - Class A (a)	1,008
21	Chipotle Mexican Grill, Inc. (a)	6,070
8	Comcast Corporation - Class A	320
56	Darden Restaurants, Inc.	5,377
216	Discovery Communications, Inc. - Class A (a)	4,834
187	Discovery Communications, Inc. - Class C (a)	3,959
95	DISH Network Corporation - Class A (a)	4,536
22	Dollar General Corporation	2,046
19	Dollar Tree, Inc. (a)	2,039
59	DR Horton, Inc.	3,013
31	Expedia, Inc.	3,713
207	Foot Locker, Inc.	9,704
75	Ford Motor Company	937
211	Gap, Inc.	7,187
120	Garmin, Ltd.	7,148
26	General Motors Company	1,066
39	Genuine Parts Company	3,705
209	Goodyear Tire & Rubber Company	6,753
336	H&R Block, Inc.	8,810
331	Hanesbrands, Inc.	6,921
120	Harley-Davidson, Inc.	6,106
54	Hasbro, Inc.	4,908
42	Hilton Worldwide Holdings, Inc.	3,354
2	Home Depot, Inc.	379
327	Interpublic Group of Companies, Inc.	6,592
125	Kohl’s Corporation	6,779
64	L Brands, Inc.	3,854
184	Leggett & Platt, Inc.	8,782
66	Lennar Corporation - Class A	4,174
104	LKQ Corporation (a)	4,230
10	Lowe’s Companies, Inc.	929
257	Macy’s, Inc.	6,474
10	Marriott International, Inc. - Class A	1,357
669	Mattel, Inc.	10,289
2	McDonald’s Corporation	344
93	MGM Resorts International	3,105
90	Michael Kors Holdings, Ltd. (a)	5,666
10	Mohawk Industries, Inc. (a)	2,759
4	Netflix, Inc. (a)	768
111	Newell Brands, Inc.	3,430
91	News Corporation - Class A	1,475
279	News Corporation - Class B	4,631
12	NIKE, Inc. - Class B	751
213	Nordstrom, Inc.	10,092
96	Norwegian Cruise Line Holdings, Ltd. (a)	5,112
42	Omnicom Group, Inc.	3,059
10	O’Reilly Automotive, Inc. (a)	2,405
165	PulteGroup, Inc.	5,486
36	PVH Corporation	4,940
90	Ralph Lauren Corporation	9,332
23	Ross Stores, Inc.	1,846
18	Royal Caribbean Cruises, Ltd.	2,147
81	Scripps Networks Interactive, Inc. - Class A	6,916
304	Signet Jewelers, Ltd.	17,191
10	Starbucks Corporation	574
102	Tapestry, Inc.	4,511
26	Target Corporation	1,697
56	Tiffany & Company	5,821
6	Time Warner, Inc.	549
14	TJX Companies, Inc.	1,070

90	Tractor Supply Company	6,728
403	TripAdvisor, Inc. (a)	13,887
13	Twenty-First Century Fox, Inc. - Class A	449
23	Twenty-First Century Fox, Inc. - Class B	785
18	Ulta Beauty, Inc. (a)	4,026
377	Under Armour, Inc. - Class A (a)	5,440
473	Under Armour, Inc. - Class C (a)	6,300
29	VF Corporation	2,146
168	Viacom, Inc. - Class B	5,176
3	Walt Disney Company	323
25	Whirlpool Corporation	4,216
40	Wyndham Worldwide Corporation	4,635
25	Wynn Resorts, Ltd.	4,215
22	Yum! Brands, Inc.	1,796
		351,709
	Consumer Staples - 4.8%
6	Altria Group, Inc.	428
53	Archer-Daniels-Midland Company	2,124
60	Brown-Forman Corporation - Class B	4,120
112	Campbell Soup Company	5,388
89	Church & Dwight Company, Inc.	4,465
20	Clorox Company	2,975
6	Coca-Cola Company	275
10	Colgate-Palmolive Company	754
88	Conagra Brands, Inc.	3,315
6	Constellation Brands, Inc. - Class A	1,371
4	Costco Wholesale Corporation	744
340	Coty, Inc. - Class A	6,763
8	CVS Health Corporation	580
30	Dr Pepper Snapple Group, Inc.	2,912
15	Estee Lauder Companies, Inc.	1,909
26	General Mills, Inc.	1,542
28	Hershey Company	3,178
139	Hormel Foods Corporation	5,058
33	JM Smucker Company	4,100
47	Kellogg Company	3,195
10	Kimberly-Clark Corporation	1,207
12	Kraft Heinz Company	933
82	Kroger Company	2,251
42	McCormick & Company, Inc.	4,280
44	Molson Coors Brewing Company - Class B	3,611
18	Mondelez International, Inc. - Class A	770
34	Monster Beverage Corporation (a)	2,152
2	PepsiCo, Inc.	240
3	Philip Morris International, Inc.	317
2	Procter & Gamble Company	184
28	Sysco Corporation	1,700
25	Tyson Foods, Inc. - Class A	2,027
12	Walgreens Boots Alliance, Inc.	871
6	Wal-Mart Stores, Inc.	593
		76,332
	Energy - 7.8%
38	Anadarko Petroleum Corporation	2,038
27	Andeavor	3,087
81	Apache Corporation	3,420
133	Baker Hughes a GE Company	4,208
138	Cabot Oil & Gas Corporation	3,947
4,226	Chesapeake Energy Corporation (a)	16,735
2	Chevron Corporation	250
44	Cimarex Energy Company	5,368
18	Concho Resources, Inc. (a)	2,704
18	ConocoPhillips	988
68	Devon Energy Corporation	2,815
10	EOG Resources, Inc.	1,079
64	EQT Corporation	3,643
2	Exxon Mobil Corporation	167
34	Halliburton Company	1,662
142	Helmerich & Payne, Inc.	9,179
93	Hess Corporation	4,415
86	Kinder Morgan, Inc.	1,554
267	Marathon Oil Corporation	4,520
25	Marathon Petroleum Corporation	1,650
129	National Oilwell Varco, Inc.	4,647
302	Newfield Exploration Company (a)	9,522
154	Noble Energy, Inc.	4,487

16	Occidental Petroleum Corporation	1,179
48	ONEOK, Inc.	2,565
14	Phillips 66	1,416
13	Pioneer Natural Resources Company	2,247
891	Range Resources Corporation	15,200
8	Schlumberger, Ltd.	539
156	TechnipFMC PLC	4,884
15	Valero Energy Corporation	1,379
77	Williams Companies, Inc.	2,348
		123,842
	Financials - 11.8%
23	Affiliated Managers Group, Inc.	4,721
16	Aflac, Inc.	1,405
11	Allstate Corporation	1,152
8	American Express Company	795
14	American International Group, Inc.	834
12	Ameriprise Financial, Inc.	2,034
11	Aon PLC	1,474
67	Arthur J Gallagher & Company	4,240
96	Assurant, Inc.	9,681
8	Bank of America Corporation	236
16	Bank of New York Mellon Corporation	862
28	BB&T Corporation	1,392
1	Berkshire Hathaway, Inc. - Class B (a)	198
2	BlackRock, Inc.	1,027
150	Brighthouse Financial, Inc. (a)	8,796
12	Capital One Financial Corporation	1,195
29	Cboe Global Markets, Inc.	3,613
17	Charles Schwab Corporation	873
4	Chubb, Ltd.	585
62	Cincinnati Financial Corporation	4,648
4	Citigroup, Inc.	298
61	Citizens Financial Group, Inc.	2,561
5	CME Group, Inc.	730
41	Comerica, Inc.	3,559
26	Discover Financial Services	2,000
76	E*TRADE Financial Corporation (a)	3,767
28	Everest Re Group, Ltd.	6,195
80	Fifth Third Bancorp	2,427
78	Franklin Resources, Inc.	3,380
3	Goldman Sachs Group, Inc.	764
44	Hartford Financial Services Group, Inc.	2,476
218	Huntington Bancshares, Inc.	3,174
18	Intercontinental Exchange, Inc.	1,270
90	Invesco, Ltd.	3,289
1	JP Morgan Chase & Company	107
122	KeyCorp	2,461
244	Leucadia National Corporation	6,464
39	Lincoln National Corporation	2,998
75	Loews Corporation	3,752
12	M&T Bank Corporation	2,052
14	Marsh & McLennan Cos, Inc.	1,139
20	MetLife, Inc.	1,011
13	Moody’s Corporation	1,919
16	Morgan Stanley	840
70	Nasdaq, Inc.	5,378
1,215	Navient Corporation	16,184
26	Northern Trust Corporation	2,597
423	People’s United Financial, Inc.	7,910
6	PNC Financial Services Group, Inc.	866
38	Principal Financial Group, Inc.	2,681
30	Progressive Corporation	1,690
10	Prudential Financial, Inc.	1,150
51	Raymond James Financial, Inc.	4,554
154	Regions Financial Corporation	2,661
8	S&P Global, Inc.	1,355
14	State Street Corporation	1,367
26	SunTrust Banks, Inc.	1,679
50	Synchrony Financial	1,930
20	T Rowe Price Group, Inc.	2,099
60	Torchmark Corporation	5,443
12	Travelers Companies, Inc.	1,628
70	Unum Group	3,842
12	US Bancorp	643
4	Wells Fargo & Company	243

16	Willis Towers Watson PLC	2,411
149	XL Group, Ltd.	5,239
100	Zions Bancorporation	5,083
		187,027
	Health Care - 10.2%
10	Abbott Laboratories	571
4	AbbVie, Inc.	387
6	Aetna, Inc.	1,082
34	Agilent Technologies, Inc.	2,277
18	Alexion Pharmaceuticals, Inc. (a)	2,153
13	Align Technology, Inc. (a)	2,888
6	Allergan PLC	981
42	AmerisourceBergen Corporation	3,856
2	Amgen, Inc.	348
4	Anthem, Inc.	900
24	Baxter International, Inc.	1,551
7	Becton Dickinson and Company	1,508
2	Biogen, Inc. (a)	637
57	Boston Scientific Corporation (a)	1,413
8	Bristol-Myers Squibb Company	490
47	Cardinal Health, Inc.	2,880
6	Celgene Corporation (a)	626
29	Centene Corporation (a)	2,926
32	Cerner Corporation (a)	2,157
5	Cigna Corporation	1,015
21	Cooper Companies, Inc.	4,575
10	Danaher Corporation	928
75	DaVita, Inc. (a)	5,419
54	DENTSPLY SIRONA, Inc.	3,555
16	Edwards Lifesciences Corporation (a)	1,803
8	Eli Lilly & Company	676
418	Envision Healthcare Corporation (a)	14,446
20	Express Scripts Holding Company (a)	1,493
7	Gilead Sciences, Inc.	501
26	HCA Healthcare, Inc. (a)	2,284
98	Hologic, Inc. (a)	4,189
6	Humana, Inc.	1,488
22	IDEXX Laboratories, Inc. (a)	3,440
8	Illumina, Inc. (a)	1,748
32	Incyte Corporation (a)	3,031
3	Intuitive Surgical, Inc. (a)	1,095
35	IQVIA Holdings, Inc. (a)	3,427
1	Johnson & Johnson	140
21	Laboratory Corp of America Holdings (a)	3,350
10	McKesson Corporation	1,560
6	Medtronic PLC	485
5	Merck & Company, Inc.	281
5	Mettler-Toledo International, Inc. (a)	3,098
65	Mylan NV (a)	2,750
502	Patterson Companies, Inc.	18,137
92	PerkinElmer, Inc.	6,727
52	Perrigo Company PLC	4,532
7	Pfizer, Inc.	254
40	Quest Diagnostics, Inc.	3,939
5	Regeneron Pharmaceuticals, Inc. (a)	1,880
49	ResMed, Inc.	4,150
72	Schein Henry, Inc. (a)	5,031
8	Stryker Corporation	1,239
4	Thermo Fisher Scientific, Inc.	760
1	UnitedHealth Group, Inc.	220
48	Universal Health Services, Inc. - Class B	5,441
46	Varian Medical Systems, Inc. (a)	5,113
10	Vertex Pharmaceuticals, Inc. (a)	1,499
16	Waters Corporation (a)	3,091
18	Zimmer Biomet Holdings, Inc.	2,172
21	Zoetis, Inc.	1,513
		162,106
	Industrials - 13.9%
2	3M Company	471
42	Acuity Brands, Inc.	7,392
87	Alaska Air Group, Inc.	6,395
81	Allegion PLC	6,444
47	American Airlines Group, Inc.	2,446
44	AMETEK, Inc.	3,189
92	AO Smith Corporation	5,638

205	Arconic, Inc.	5,586
1	Boeing Company	295
4	Caterpillar, Inc.	630
48	CH Robinson Worldwide, Inc.	4,276
24	Cintas Corporation	3,740
20	CSX Corporation	1,100
12	Cummins, Inc.	2,120
7	Deere & Company	1,096
25	Delta Air Lines, Inc.	1,400
34	Dover Corporation	3,434
20	Eaton Corp PLC	1,580
20	Emerson Electric Company	1,394
31	Equifax, Inc.	3,656
70	Expeditors International of Washington, Inc.	4,528
63	Fastenal Company	3,445
4	FedEx Corporation	998
224	Flowserve Corporation	9,437
147	Fluor Corporation	7,593
31	Fortive Corporation	2,243
74	Fortune Brands Home & Security, Inc.	5,065
4	General Dynamics Corporation	814
19	General Electric Company	332
3	Honeywell International, Inc.	460
69	IHS Markit, Ltd. (a)	3,115
6	Illinois Tool Works, Inc.	1,001
27	Ingersoll-Rand PLC	2,408
92	Jacobs Engineering Group, Inc.	6,068
48	JB Hunt Transport Services, Inc.	5,519
40	Johnson Controls International PLC	1,524
40	Kansas City Southern	4,209
18	L3 Technologies, Inc.	3,561
2	Lockheed Martin Corporation	642
91	Masco Corporation	3,999
108	Nielsen Holdings PLC	3,931
10	Norfolk Southern Corporation	1,449
3	Northrop Grumman Corporation	921
30	PACCAR, Inc.	2,132
10	Parker-Hannifin Corporation	1,996
64	Pentair PLC	4,520
217	Quanta Services, Inc. (a)	8,487
4	Raytheon Company	751
54	Republic Services, Inc.	3,651
139	Robert Half International, Inc.	7,720
11	Rockwell Automation, Inc.	2,160
16	Rockwell Collins, Inc.	2,170
8	Roper Technologies, Inc.	2,072
31	Snap-on, Inc.	5,403
24	Southwest Airlines Company	1,571
12	Stanley Black & Decker, Inc.	2,036
137	Stericycle, Inc. (a)	9,315
66	Textron, Inc.	3,735
14	TransDigm Group, Inc.	3,845
4	Union Pacific Corporation	537
51	United Continental Holdings, Inc. (a)	3,437
6	United Parcel Service, Inc. - Class B	715
23	United Rentals, Inc. (a)	3,954
4	United Technologies Corporation	510
36	Verisk Analytics, Inc. (a)	3,456
18	Waste Management, Inc.	1,553
20	WW Grainger, Inc.	4,725
62	Xylem, Inc.	4,228
		220,223
	Information Technology - 11.1%
4	Accenture PLC - Class A	612
17	Activision Blizzard, Inc.	1,076
4	Adobe Systems, Inc. (a)	701
642	Advanced Micro Devices, Inc. (a)	6,600
96	Akamai Technologies, Inc. (a)	6,244
20	Alliance Data Systems Corporation	5,070
21	Amphenol Corporation- Class A	1,844
18	Analog Devices, Inc.	1,603
29	ANSYS, Inc. (a)	4,280
1	Apple, Inc.	169
12	Applied Materials, Inc.	613
21	Autodesk, Inc. (a)	2,201

8	Automatic Data Processing, Inc.	937
2	Broadcom, Ltd.	514
147	CA, Inc.	4,892
97	Cadence Design Systems, Inc. (a)	4,057
9	Cisco Systems, Inc.	345
47	Citrix Systems, Inc. (a)	4,136
16	Cognizant Technology Solutions Corporation - Class A	1,136
52	Corning, Inc.	1,663
371	CSRA, Inc.	11,100
20	DXC Technology Company	1,898
34	eBay, Inc. (a)	1,283
15	Electronic Arts, Inc. (a)	1,576
47	F5 Networks, Inc. (a)	6,167
1	Facebook, Inc. - Class A (a)	177
16	Fidelity National Information Services, Inc.	1,505
14	Fiserv, Inc. (a)	1,836
174	FLIR Systems, Inc.	8,112
39	Gartner, Inc. (a)	4,803
32	Global Payments, Inc.	3,208
21	Harris Corporation	2,975
150	Hewlett Packard Enterprise Company	2,154
74	HP, Inc.	1,555
8	Intel Corporation	369
3	International Business Machines Corporation	460
10	Intuit, Inc.	1,578
172	Juniper Networks, Inc.	4,902
30	KLA-Tencor Corporation	3,152
10	Lam Research Corporation	1,841
3	Mastercard, Inc. - Class A	454
28	Microchip Technology, Inc.	2,461
24	Micron Technology, Inc. (a)	987
1	Microsoft Corporation	86
57	NetApp, Inc.	3,153
2	NVIDIA Corporation	387
6	Oracle Corporation	284
34	Paychex, Inc.	2,315
10	PayPal Holdings, Inc. (a)	736
89	Qorvo, Inc. (a)	5,927
12	QUALCOMM, Inc.	768
19	Red Hat, Inc. (a)	2,282
8	salesforce.com, Inc. (a)	818
110	Seagate Technology PLC	4,602
31	Skyworks Solutions, Inc.	2,943
107	Symantec Corporation	3,002
42	Synopsys, Inc. (a)	3,580
16	TE Connectivity, Ltd.	1,521
6	Texas Instruments, Inc.	627
56	Total System Services, Inc.	4,429
50	VeriSign, Inc. (a)	5,722
2	Visa, Inc. - Class A	228
26	Western Digital Corporation	2,068
301	Western Union Company	5,722
278	Xerox Corporation	8,104
44	Xilinx, Inc.	2,966
		175,516
	Materials - 5.1%
10	Air Products & Chemicals, Inc.	1,641
27	Albemarle Corporation	3,453
46	Avery Dennison Corporation	5,284
95	Ball Corporation	3,596
145	CF Industries Holdings, Inc.	6,168
4	DowDuPont, Inc.	285
42	Eastman Chemical Company	3,891
10	Ecolab, Inc.	1,342
49	FMC Corporation	4,638
160	Freeport-McMoRan, Inc. (a)	3,034
28	International Flavors & Fragrances, Inc.	4,273
38	International Paper Company	2,202
16	LyondellBasell Industries NV - Class A	1,765
18	Martin Marietta Materials, Inc.	3,979
8	Monsanto Company	934
266	Mosaic Company	6,826
78	Newmont Mining Corporation	2,926
48	Nucor Corporation	3,052
38	Packaging Corporation of America	4,581

16	PPG Industries, Inc.	1,869
8	Praxair, Inc.	1,237
126	Sealed Air Corporation	6,212
4	Sherwin-Williams Company	1,640
24	Vulcan Materials Company	3,081
49	WestRock Company	3,097
		81,006
	Real Estate - 7.2%
31	Alexandria Real Estate Equities, Inc. (b)	4,048
6	American Tower Corporation (b)	856
168	Apartment Investment & Management Company (b)	7,343
10	AvalonBay Communities, Inc. (b)	1,784
20	Boston Properties, Inc. (b)	2,601
90	CBRE Group, Inc. - Class A (a)	3,898
10	Crown Castle International Corporation (b)	1,110
15	Digital Realty Trust, Inc. (b)	1,709
188	Duke Realty Corporation (b)	5,115
3	Equinix, Inc. (b)	1,359
33	Equity Residential (b)	2,104
13	Essex Property Trust, Inc. (b)	3,138
56	Extra Space Storage, Inc. (b)	4,897
42	Federal Realty Investment Trust (b)	5,578
145	GGP, Inc. (b)	3,392
155	HCP, Inc. (b)	4,042
168	Host Hotels & Resorts, Inc. (b)	3,335
121	Iron Mountain, Inc. (b)	4,565
365	Kimco Realty Corporation (b)	6,625
111	Macerich Company (b)	7,291
43	Mid-America Apartment Communities, Inc. (b)	4,324
22	Prologis, Inc. (b)	1,419
8	Public Storage (b)	1,672
60	Realty Income Corporation (b)	3,421
74	Regency Centers Corporation (b)	5,119
16	SBA Communications Corporation (a)(b)	2,614
6	Simon Property Group, Inc. (b)	1,030
50	SL Green Realty Corporation (b)	5,047
128	UDR, Inc. (b)	4,931
36	Ventas, Inc. (b)	2,160
48	Vornado Realty Trust (b)	3,753
32	Welltower, Inc. (b)	2,041
56	Weyerhaeuser Company (b)	1,975
		114,296
	Telecommunication Services - 0.5%
6	AT&T, Inc.	233
247	CenturyLink, Inc.	4,120
38	Motorola Solutions, Inc.	3,433
5	Verizon Communications, Inc.	265
		8,051
	Utilities - 5.1%
680	AES Corporation	7,365
108	Alliant Energy Corporation	4,602
52	Ameren Corporation	3,067
16	American Electric Power Company, Inc.	1,177
34	American Water Works Company, Inc.	3,111
144	CenterPoint Energy, Inc.	4,084
73	CMS Energy Corporation	3,453
20	Consolidated Edison, Inc.	1,699
12	Dominion Energy, Inc.	973
20	DTE Energy Company	2,189
8	Duke Energy Corporation	673
31	Edison International	1,960
40	Entergy Corporation	3,255
36	Eversource Energy	2,274
34	Exelon Corporation	1,340
108	FirstEnergy Corporation	3,307
4	NextEra Energy, Inc.	625
210	NiSource, Inc.	5,391
217	NRG Energy, Inc.	6,180
35	PG&E Corporation	1,569
57	Pinnacle West Capital Corporation	4,855
64	PPL Corporation	1,981
42	Public Service Enterprise Group, Inc.	2,163
174	SCANA Corporation	6,922
15	Sempra Energy	1,604
18	Southern Company	866

34	WEC Energy Group, Inc.		2,259
36	Xcel Energy, Inc.		1,732
			80,676
	TOTAL COMMON STOCKS (Cost $1,511,526)		1,580,784

	SHORT-TERM INVESTMENTS - 0.1%
1,054	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.15% *		1,054
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,054)		1,054
	TOTAL INVESTMENTS - 99.8% (Cost $1,512,580)		1,581,838
	Other Assets in Excess of Liabilities - 0.2%		2,873
	NET ASSETS - 100.0%		$1,584,711

	Percentages are stated as a percent of net assets.

	(a) Non-income producing security
	(b) Real Estate Investment Trust (REIT)
	* Rate shown is the annualized seven-day yield as of December 31, 2017.

	The cost basis of investments for federal income tax purposes at December 31, 2017 is as follows+:
	Cost of investments	$1,512,580
	Gross unrealized appreciation	92,988
	Gross unrealized depreciation	(23,730)
	Net unrealized appreciation	$69,258

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at December 31, 2017 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2017:

	American Customer Satisfaction Core Alpha ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$45,186,340	$-	$-	$45,186,340
Exchange Traded Funds	955,761	-	-	955,761
Short-Term Investments	257,733	-	-	257,733
Total Investments in Securities	$46,399,834	$-	$-	$46,399,834
^See Schedule of Investments for breakout of investments by sector classification.
	Brand Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,359,448	$-	$-	$2,359,448
Short-Term Investments	6,842	-	-	6,842
Total Investments in Securities	$2,366,290	$-	$-	$2,366,290
^See Schedule of Investments for breakout of investments by sector classification.
	Reverse Cap Weighted U.S. Large Cap ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,580,784	$-	$-	$1,580,784
Short-Term Investments	1,054	-	-	1,054
Total Investments in Securities	$1,581,838	$-	$-	$1,581,838
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2017, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        ETF Series Solutions

By (Signature and Title)       /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date         2/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         2/26/18

By (Signature and Title)*    /s Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date         2/26/18

* Print the name and title of each signing officer under his or her signature.